Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Intangible Assets, Net (Details) - Licensed digital assets [Member]	Sep. 30, 2025
Minimum [Member]
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Estimated useful life	3 years
Maximum [Member]
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Estimated useful life	5 years